Significant Accounting Policies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Significant Accounting Policies (Details) [Line Items]
Impairment loss of goodwill	$ 700	$ 2,759	$ 1,002
Impairment loss related to technology	270
Right-of-use lease assets	$ 1
Technology [Member] | Minimum [Member]
Significant Accounting Policies (Details) [Line Items]
Fair value at acquisition period	3 years
Technology [Member] | Maximum [Member}
Significant Accounting Policies (Details) [Line Items]
Fair value at acquisition period	10 years
Customer Relations [Member] | Minimum [Member]
Significant Accounting Policies (Details) [Line Items]
Fair value at acquisition period	2 years
Customer Relations [Member] | Maximum [Member}
Significant Accounting Policies (Details) [Line Items]
Fair value at acquisition period	8 years